Debt (Details 2) (USD $)	Dec. 31, 2013		Dec. 31, 2012
Scheduled future principal repayments on debt agreements
2014	$ 17,364,000
2015	23,640,000
2016	29,844,000
2017	72,096,000
2018	502,009,000
2019 and thereafter	301,768,000
Total debt	946,721,000
Carrying amounts and fair values of long-term debt
Carrying Amount	930,088,000		875,346,000
Estimated Fair Value	954,255,000		910,500,000
Revolving credit loans
Long-term Debt
Additional facility outstanding	25,000,000
Scheduled future principal repayments on debt agreements
2014	0
2015	0
2016	0
2017	5,000,000	[1]
2018	0
2019 and thereafter	0
Total debt	5,000,000
Carrying amounts and fair values of long-term debt
Carrying Amount	5,000,000		0
Estimated Fair Value	5,000,000		0
Term loans
Carrying amounts and fair values of long-term debt
Carrying Amount	430,921,000		379,945,000
Estimated Fair Value	432,105,000		380,599,000
Term loans, net of discount
Scheduled future principal repayments on debt agreements
2014	12,500,000
2015	18,750,000
2016	25,000,000
2017	62,500,000
2018	0
2019 and thereafter	0
Total debt	118,750,000
Incremental term loans, net of discount
Scheduled future principal repayments on debt agreements
2014	3,200,000
2015	3,200,000
2016	3,200,000
2017	3,200,000
2018	301,400,000
2019 and thereafter	0
Total debt	314,200,000
Senior notes
Carrying amounts and fair values of long-term debt
Carrying Amount	490,000,000		490,000,000
Estimated Fair Value	512,983,000		524,500,000
8.375% Senior Notes
Scheduled future principal repayments on debt agreements
2014	0
2015	0
2016	0
2017	0
2018	200,000,000
2019 and thereafter	0
Total debt	200,000,000
6.375% Senior Notes
Scheduled future principal repayments on debt agreements
2014	0
2015	0
2016	0
2017	0
2018	0
2019 and thereafter	290,000,000
Total debt	290,000,000
Finance Leases
Scheduled future principal repayments on debt agreements
2014	502,000
2015	528,000
2016	620,000
2017	577,000
2018	609,000
2019 and thereafter	11,768,000
Total debt	14,604,000
Other debt
Scheduled future principal repayments on debt agreements
2014	1,162,000
2015	1,162,000
2016	1,024,000
2017	819,000
2018	0
2019 and thereafter	0
Total debt	4,167,000
Carrying amounts and fair values of long-term debt
Carrying Amount	4,167,000		5,401,000
Estimated Fair Value	4,167,000		5,401,000
LIN Television
Scheduled future principal repayments on debt agreements
2014	17,364,000
2015	23,640,000
2016	29,844,000
2017	72,096,000
2018	504,009,000
2019 and thereafter	301,768,000
Total debt	948,721,000
Carrying amounts and fair values of long-term debt
Carrying Amount	932,088,000		875,346,000
Estimated Fair Value	956,255,000		910,500,000
LIN Television | Revolving credit loans
Long-term Debt
Additional facility outstanding	25,000,000
Scheduled future principal repayments on debt agreements
2017	5,000,000
2018	0
Total debt	5,000,000
Carrying amounts and fair values of long-term debt
Carrying Amount	5,000,000		0
Estimated Fair Value	5,000,000		0
LIN Television | Term loans
Carrying amounts and fair values of long-term debt
Carrying Amount	430,921,000		379,945,000
Estimated Fair Value	432,105,000		380,599,000
LIN Television | Term loans, net of discount
Scheduled future principal repayments on debt agreements
2014	12,500,000
2015	18,750,000
2016	25,000,000
2017	62,500,000
2018	0
Total debt	118,750,000
LIN Television | Incremental term loans, net of discount
Scheduled future principal repayments on debt agreements
2014	3,200,000
2015	3,200,000
2016	3,200,000
2017	3,200,000
2018	301,400,000
2019 and thereafter	0
Total debt	314,200,000
LIN Television | Senior notes
Carrying amounts and fair values of long-term debt
Carrying Amount	490,000,000		490,000,000
Estimated Fair Value	512,983,000		524,500,000
LIN Television | 8.375% Senior Notes
Scheduled future principal repayments on debt agreements
2018	200,000,000
2019 and thereafter	0
Total debt	200,000,000
LIN Television | 6.375% Senior Notes
Scheduled future principal repayments on debt agreements
2019 and thereafter	290,000,000
Total debt	290,000,000
LIN Television | Finance Leases
Scheduled future principal repayments on debt agreements
2014	502,000
2015	528,000
2016	620,000
2017	577,000
2018	609,000
2019 and thereafter	11,768,000
Total debt	14,604,000
LIN Television | Other debt
Scheduled future principal repayments on debt agreements
2014	1,162,000
2015	1,162,000
2016	1,024,000
2017	819,000
2018	2,000,000
Total debt	6,167,000
Carrying amounts and fair values of long-term debt
Carrying Amount	6,167,000		5,401,000
Estimated Fair Value	$ 6,167,000		$ 5,401,000

[1]	An additional $25 million was outstanding on our revolving credit facility as of the date of this report and is not reflected in our balance sheet as of December 31, 2013.